Other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other liabilities
Schedule of other liabilities balance
	December 31, 2022	December 31, 2021
	$	$
Warrants	445,216	2,645,528
PSUs	156,499	682,144
	601,715	3,327,672
Less: current portion	176,434	403,610

Non-current portion	425,281	2,924,062

Schedule of warrant activity
	2022		2021
	Number	Weighted average exercise price	Number	Weighted average exercise price
	#	C$	#	C$
Outstanding, beginning of year	5,097,550	4.50	2,289,667	4.50
Granted	-	-	2,807,883	4.50

Outstanding, end of year	5,097,550	4.50	5,097,550	4.50

Exercisable, end of year	5,097,550	4.50	5,097,550	4.50

Schedule of warrants outstanding and exercisable
Expiry date	Number of warrants outstanding	Exercise price	Weighted average remaining contractual life
	#	C$	Years
May 14, 2023	2,289,667	4.50	0.37
March 25, 2024	2,807,883	4.50	1.23

	5,097,550	4.50	0.84

Schedule of grant date fair value of warrants
	December 31, 2022	December 31, 2021
Expected stock price volatility	37%	51%
Risk-free interest rate	4.07%	0.91%
Expected life	0.84 years	1.84 years
Grant date share price	$2.28	$2.74
Expected dividend yield	1.72%	-

Schedule of PSU activity
	2022		2021
	Number	Weighted average fair value	Number	Weighted average fair value
	#	$	#	$
Outstanding, beginning of year	787,584	1.36	648,246	1.36
Granted	107,582	0.23	139,338	1.36

Outstanding, end of year	895,166	0.23	787,584	1.36

Vested, end of year	-	-	-	-

Schedule of grant date fair value of PSUs
	December 31, 2022	December 31, 2021
Expected stock price volatility	38%	51%
Risk-free interest rate	4.41%	0.95%
Expected life	0.77 years	0.95 years
Grant date share price	C$ 3.14	C$ 3.48
Expected dividend yield	1.72%	-